CONVERTIBLE NOTE	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
NOTE 7 - CONVERTIBLE NOTE

On July 1, 2014, the Company issued a USD $67,215 (CAD $75,000) convertible note for cash. The note bears an interest rate of 9.5% and matured on December 31, 2015. The note, plus accrued interest, is convertible by the holder, in part or whole, until the date of maturity into common stock of the Company at CAD one cent ($0.01) per share. The note is in default. The Company by resolution has elected to allow conversion of any and all the notes outstanding principal and interest until the note is fully paid. On September 30, 2017 the Company issued 700,000 shares of common stock with a value of $5,612 (CDN $7,000) for partial conversion of the convertible note. As of March 31, 2019, the convertible debt outstanding was USD $50,001 plus accrued interest of USD $24,359 for a total liability of USD $74,360.

On November 12, 2018 the Company issued a $36,000 convertible note to Crown Partners, LLC. The note bears an original discount of $3,500, matures in 12 months from the origination date and bears interest at 5% per annuum. The note is convertible at any time, in part or whole, at $0.50 per share until the 180th date of the note at which time it is convertible an 55% of the market price which is defined as the lowest trading price 25 days prior to conversion. An interest amount of $692 has been accrued as of March 31, 2019.

On July 1, 2014, the Company issued a USD $67,215 (CAD $75,000) convertible note for cash. The note bears an interest rate of 9.5% and matured on December 31, 2015. The note, plus accrued interest, is convertible by the holder, in part or whole, until the date of maturity into common stock of the Company at CAD one cent ($0.01) per share. The note is in default. The Company by resolution elected to allow conversion, for its extension, of any and all the notes outstanding principal and interest until the note is fully paid. On September 30, 2017 the Company issued 700,000 shares of common stock with a value of $5,612 (CDN $7,000) for partial conversion of the convertible note.

On October 20, 2014, the Company issued a USD $20,000 (CAD $22,454) convertible note for cash. The note bears an interest rate of 9.5% and matured on December 31, 2016. The note, plus accrued interest, is convertible by the holder, in part or whole, until the date of maturity into common stock of the Company at CAD one cent ($0.01) per share. On June 30, 2017, the principal and interest of the note was forgiven by its holders resulting in a gain of $24,625 consisting of principal of $20,000 (CAD $22,454) and interest of $4,625 (CAD $6,038).

On December 1, 2014, the Company issued to a related party, who is a former officer and director of the Company, a convertible note for USD $2,245 (CAD $2,800). The note bears an interest rate of 5% per annum and matured on December 31, 2015. On December 29, 2017 the Company paid the outstanding principal of $2,226 and interest of $334 for a total of $2,560.

As of September 30, 2018, the convertible debts outstanding was US $52,709 plus accrued interest of US $22,655 for a total liability of $75,364. As of September 30, 2017, the convertible debts outstanding was US $54,515 plus accrued interest of US $18,477 for a total liability of $72,992.

The Company analyzed the conversion option under ASC for “Derivatives and Hedging” and “Convertible Securities with Beneficial Conversion Features” and concluded that none applied.